Exhibit 99
Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	47
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-167489 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,353,141,752.88	60,549	55.6 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$292,200,000.00	0.21000%	May 15, 2014
Class A-2 Notes	$434,800,000.00	0.380%	February 15, 2016
Class A-3 Notes	$406,400,000.00	0.570%	October 15, 2017
Class A-4 Notes	$116,330,000.00	0.760%	August 15, 2018
Class B Notes	$39,460,000.00	1.110%	October 15, 2018
Class C Notes	$26,310,000.00	1.320%	January 15, 2019
Class D Notes	$26,310,000.00	1.820%	November 15, 2019
Total	$1,341,810,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$379,240.56

Principal:
Principal Collections	$6,970,241.60
Prepayments in Full	$2,169,322.96
Liquidation Proceeds	$56,477.69
Recoveries	$32,999.70
Sub Total	$9,229,041.95
Collections	$9,608,282.51

Purchase Amounts:
Purchase Amounts Related to Principal	$135,132.36
Purchase Amounts Related to Interest	$659.81
Sub Total	$135,792.17

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$9,744,074.68

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	47
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$9,744,074.68
Servicing Fee	$81,152.04	$81,152.04	$0.00	$0.00	$9,662,922.64
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$9,662,922.64
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$9,662,922.64
Interest - Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$9,662,922.64
Interest - Class A-4 Notes	$2,309.88	$2,309.88	$0.00	$0.00	$9,660,612.76
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,660,612.76
Interest - Class B Notes	$36,500.50	$36,500.50	$0.00	$0.00	$9,624,112.26
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,624,112.26
Interest - Class C Notes	$28,941.00	$28,941.00	$0.00	$0.00	$9,595,171.26
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$9,595,171.26
Interest - Class D Notes	$39,903.50	$39,903.50	$0.00	$0.00	$9,555,267.76
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$9,555,267.76
Regular Principal Payment	$9,194,045.69	$9,194,045.69	$0.00	$0.00	$361,222.07
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$361,222.07
Residual Released to Depositor	$0.00	$361,222.07	$0.00	$0.00	$0.00
Total		$9,744,074.68

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$9,194,045.69
Total					$9,194,045.69
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-4 Notes	$3,647,175.42	$31.35	$2,309.88	$0.02	$3,649,485.30	$31.37
Class B Notes	$5,546,870.27	$140.57	$36,500.50	$0.93	$5,583,370.77	$141.50
Class C Notes	$0.00	$0.00	$28,941.00	$1.10	$28,941.00	$1.10
Class D Notes	$0.00	$0.00	$39,903.50	$1.52	$39,903.50	$1.52
Total	$9,194,045.69	$6.85	$107,654.88	$0.08	$9,301,700.57	$6.93

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	47

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-4 Notes	$3,647,175.42	0.0313520	$0.00	0.0000000
Class B Notes	$39,460,000.00	1.0000000	$33,913,129.73	0.8594306
Class C Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Class D Notes	$26,310,000.00	1.0000000	$26,310,000.00	1.0000000
Total	$95,727,175.42	0.0713418	$86,533,129.73	0.0644899

Pool Information
Weighted Average APR	4.638%	4.697%
Weighted Average Remaining Term	18.16	17.54
Number of Receivables Outstanding	14,104	13,378
Pool Balance	$97,382,451.62	$87,973,860.64
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$95,727,175.42	$86,533,129.73
Pool Factor	0.0719677	0.0650145

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$6,765,708.76
Targeted Credit Enhancement Amount	$6,765,708.76
Yield Supplement Overcollateralization Amount	$1,440,730.91
Targeted Overcollateralization Amount	$1,440,730.91
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$1,440,730.91

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$6,765,708.76
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$6,765,708.76
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$6,765,708.76

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	47
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		64	$77,416.37
(Recoveries)		98	$32,999.70
Net Loss for Current Collection Period			$44,416.67
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.5473%

Preceding and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Preceding Collection Period			1.5529%
Second Preceding Collection Period			0.8799%
Preceding Collection Period			0.8538%
Current Collection Period			0.5751%
Four Month Average (Current and Preceding Three Collection Periods)			0.9654%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,971	$10,041,128.46
(Cumulative Recoveries)			$2,175,658.01
Cumulative Net Loss for All Collection Periods			$7,865,470.45
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.5813%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,019.94
Average Net Loss for Receivables that have experienced a Realized Loss			$1,582.27

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	3.21%	276	$2,826,375.16
61-90 Days Delinquent	0.20%	17	$172,003.53
91-120 Days Delinquent	0.06%	5	$56,369.31
Over 120 Days Delinquent	0.86%	57	$756,843.72
Total Delinquent Receivables	4.33%	355	$3,811,591.72

Repossession Inventory:
Repossessed in the Current Collection Period		9	$115,428.66
Total Repossessed Inventory		10	$135,319.22

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Preceding Collection Period			0.6647%
Preceding Collection Period			0.6381%
Current Collection Period			0.5905%
Three Month Average			0.6311%

Ford Credit Auto Owner Trust 2013-B
Monthly Investor Report

Collection Period	March 2017
Payment Date	4/17/2017
Transaction Month	47

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer